Contract Liabilities (Customer Advances) (Tables)	12 Months Ended
Dec. 31, 2022
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31, 2022	December 31, 2021
Contract liabilities	$1,994,236	$1,796,939
Less: Contract liabilities presented under long-term liabilities	217,075	293,984
	$1,777,161	$1,502,955